Commitments and contingencies	9 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 20 – Commitments and contingencies

Lease agreement

In April 2010, the Company entered into a lease agreement to lease three office units in Beijing from June 15, 2010 to June 14, 2013, with monthly lease payment of $22,688 (RMB 145,529) and monthly management fee of $4,003 (RMB 25,681). On August 12, 2010, the Company renewed the lease agreement to relocate the office units and lease the new units from August 15, 2010 to June 14, 2013, with monthly lease payment of $10,845 (RMB 69,565) and monthly management fee of $1,914 (RMB 12,276). The prior lease was terminated on August 14, 2010.

In August 2011, the Company entered into another lease agreement for three different office units within the same building to replace the above lease. The new lease is from September 15, 2011 to June 14, 2013, with monthly lease payment of $7,258 (RMB 46,565) and monthly management fee of $1,281 (RMB 8,184). The prior lease agreement was terminated on September 14, 2011.

Zhonghong is leasing an office place in Zhengzhou from February 25, 2011 to August 24, 2013, with monthly lease payments of $5,780 (RMB 37,075).

Hongli leased an office place in Pingdingshan from October 1, 2010 to September 31, 2011, with monthly lease payment of $2,108 (RMB 13,520). The Company renewed the leasing agreement to release the office from October 2011 to September 2012, with monthly lease payment of $2,550 (RMB 16,220).

For the three months ended March 31, 2012 and 2011, lease expense was $44,259 and $83,863, respectively. For the nine months ended March 31, 2012 and 2011, lease expense was $129,709and $243,139, respectively.

As of March 31, 2012, total future minimum lease payments for the unpaid portion under an operating lease were as follows:

Year ending June 30,	Amount
2012	$51,193
2013	176,221
2014	10,491
Total	$237,905

Line of credit

Under Hongli’s bank acceptance agreement with Cooperative Bank, the Company has a credit facility for issuing bank acceptances of up to $30.3 million (RMB 200 million). While Hongli is required to deposit as security 50% of the face value of each issuance, the Company is not subject to diligence review for each note issued as long as the aggregated amount of notes issued are within the credit limit. As of March 31, 2012, the Company did not borrow any funds under this line of credit.

On January 31, 2011, the Company deposited $2,346,000 (RMB 15 million) with Pingdingshan City Rural Credit Union as collateral to enable Hongguang Power to issue notes payable. As of March 31, 2012, no agreement had been entered into with the bank, and no notes payable issued in connection therewith.

Purchase commitment

The Company entered into several contracts with contractors and suppliers for the construction of its new coking facility and for equipment purchases. As of March 31, 2012, the aggregate contract amount was approximately $64,882,865. The Company has made payments of approximately $58,135,423, with the remaining $6,747,442 to be paid based on construction progress.